Condensed Consolidated Balance Sheet - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Intangible assets
Goodwill	$ 1.8	$ 1.7	$ 1.8
Other intangible assets	2.3	2.0	2.2
Total intangible assets	4.1	3.7	4.0
Tangible fixed assets
Land and buildings	8.3	8.1	4.1
Vessels and capitalized dry-docking	2,691.7	2,826.7	2,528.7
Other non-current assets under construction	2.2	4.6	3.9
Other plant and operating equipment	2.6	3.3	3.5
Total tangible fixed assets	2,704.8	2,842.7	2,540.2
Financial assets
Investments in joint ventures	0.1	0.1	0.1
Loan receivables	4.5	4.5	4.5
Deferred tax asset	0.3	3.1	0.3
Other investments	0.1	0.2	0.5
Total financial assets	5.0	7.9	5.4
Total non-current assets	2,713.9	2,854.3	2,549.6
Inventories	69.5	68.4	69.4
Trade receivables	170.9	183.9	244.1
Other receivables	30.9	59.6	45.4
Prepayments	10.6	12.2	12.2
Cash and cash equivalents incl. restricted cash	369.8	291.2	532.4
Current assets excl. assets held for sale	651.7	615.3	903.5
Assets held for sale	31.1	0.0	12.4
Total current assets	682.8	615.3	915.9
TOTAL ASSETS	3,396.7	3,469.6	3,465.5
Equity
Common shares	1.0	1.0	1.0
Share premium	91.1	271.0	167.1
Treasury shares	0.0	(4.2)	(4.2)
Hedging reserves	12.8	15.5	24.8
Translation reserves	(0.1)	(0.8)	(0.6)
Other reserves	398.1	320.0	320.0
Retained profit	1,604.4	1,471.5	1,534.6
Equity attributable to TORM plc shareholders	2,107.3	2,074.0	2,042.7
Non-controlling interests	0.0	0.8	1.0
Total equity	2,107.3	2,074.8	2,043.7
Liabilities
Non-current tax liability related to held-over gains	45.2	45.2	45.2
Deferred tax liability	0.3	0.3	2.4
Borrowings	969.8	1,061.0	1,083.0
Other non-current liabilities	8.0	2.9	3.5
Total non-current liabilities	1,023.3	1,109.4	1,134.1
Borrowings	156.2	165.3	175.0
Trade payables	45.2	50.0	47.4
Current tax liabilities	1.3	0.7	1.5
Other liabilities	57.1	61.3	57.1
Provisions	0.7	0.6	0.6
Prepayments from customers	5.6	7.5	6.1
Total current liabilities	266.1	285.4	287.7
Total liabilities	1,289.4	1,394.8	1,421.8
TOTAL EQUITY AND LIABILITIES	$ 3,396.7	$ 3,469.6	$ 3,465.5